Financial assets and liabilities (Details 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Loans and financing	$ 10,053	$ 8,539
Gross carrying amount [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	7,683	7,267
Gross carrying amount [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	2,370	1,272
Gross carrying amount [member] | Subordinated Notes [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	745
At fair value [member]
IfrsStatementLineItems [Line Items]
Loans and financing	10,385	8,520
At fair value [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	8,034	7,245
At fair value [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	2,351	$ 1,275
At fair value [member] | Subordinated Notes [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	$ 748